Investments in Financial Assets	3 Months Ended
Mar. 31, 2025
Investments in Financial Assets
Investments in Financial Assets

17. Investments in Financial Assets

Investment in financial assets consist of the Company’s investment in Phoenicis Therapeutics Inc. (“Phoenicis”) and Yarrow Biotechnology Inc. (“Yarrow”).

ProQR holds a 3.9% interest in Phoenicis. As at March 31, 2025, the investment amounts to € nil (December 31, 2024: € nil). Phoenicis discontinued its operations during the quarter ended September 30, 2024.

ProQR holds a 5.1% interest in Yarrow. As at March 31, 2025, the fair value of the Yarrow financial asset amounted to € nil (December 31, 2024: € nil).